CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited)

September 30, 2023

Shares		Market value
	Real Estate Securities*- 145.7%

	Common Stock - 136.8%

	Australia - 4.7%

830,420	Charter Hall Group	$5,086,184
1,525,133	Dexus	7,185,527
2,931,273	Mirvac Group	4,029,618
5,015,696	Scentre Group	7,963,323
8,780,872	Vicinity Centres	9,605,841

		33,870,493

	Belgium - 2.2%

167,362	Aedifica SA	9,541,925
93,958	Cofinimmo SA	6,456,125

		15,998,050

	Canada - 5.2%

176,498	Canadian Apartment Properties REIT	5,885,007
728,500	Chartwell Retirement Residences	5,539,186
939,900	H&R Real Estate Investment Trust	6,416,625
850,000	RioCan Real Estate Investment Trust	11,360,577
1,060,471	Tricon Residential, Inc.	7,847,486

		37,048,881

	France - 4.3%

674,037	Klepierre SA	16,577,780
284,935	Unibail-Rodamco-Westfield (a)	14,103,304

		30,681,084

	Germany - 1.0%
105,598	LEG Immobilien SE (a)	7,305,135

	Hong Kong - 7.3%

1,837,310	CK Asset Holdings Ltd.	9,677,029
4,706,470	Link REIT	23,076,086
2,348,000	New World Development Co. Ltd.	4,568,974
4,382,000	Swire Properties Ltd.	9,142,397
1,422,303	Wharf Real Estate Investment Co. Ltd.	5,493,551

		51,958,037

	Japan - 9.5%

3,139	Activia Properties, Inc.	8,677,082
7,321	AEON REIT Investment Corp.	7,187,311
11,306	Japan Hotel REIT Investment Corp.	5,917,230
24,096	Japan Metropolitan Fund Investment Corp.	15,663,006
3,440	Kenedix Office Investment Corp.	7,976,143
10,619	LaSalle Logiport REIT	10,204,487
10,122	Orix JREIT, Inc.	12,168,784

		67,794,043

	Singapore - 5.3%

3,822,800	CapitaLand Ascendas REIT	7,702,176
11,760,444	CapitaLand China Trust	7,625,462
9,348,612	CapitaLand Integrated Commercial Trust	12,671,208
5,878,600	Frasers Logistics & Commercial Trust	4,608,471
8,338,000	Keppel REIT	5,223,086

		37,830,403

Shares		Market value
	Spain - 1.4%
1,142,990	Merlin Properties Socimi SA	$9,662,973

	Sweden - 1.3%
891,381	Castellum AB (a)	9,135,995

	Switzerland - 1.6%
93,757	PSP Swiss Property AG	11,089,317

	United Kingdom - 6.0%

1,200,719	British Land Co. PLC (The)	4,644,304
1,666,863	Grainger PLC	4,752,584
2,598,836	Land Securities Group PLC	18,708,574
829,603	Safestore Holdings PLC	7,452,555
2,668,000	Supermarket Income REIT PLC	2,478,150
2,696,061	Tritax Big Box REIT PLC	4,600,382

		42,636,549

	United States - 87.0%

178,107	Alexandria Real Estate Equities, Inc.	17,828,511
108,405	American Tower Corp.	17,827,202
372,093	Apartment Income REIT Corp.	11,423,255
154,739	AvalonBay Communities, Inc.	26,574,876
791,471	Brixmor Property Group, Inc.	16,446,767
652,710	Broadstone Net Lease, Inc.	9,333,753
139,875	Camden Property Trust	13,229,378
333,020	Crown Castle, Inc.	30,647,831
741,425	CubeSmart	28,270,535
546,909	Essential Properties Realty Trust, Inc.	11,829,642
76,610	Essex Property Trust, Inc.	16,248,215
666,620	Healthcare Realty Trust, Inc., Class A	10,179,287
844,349	Healthpeak Properties, Inc.	15,502,248
579,218	Host Hotels & Resorts, Inc.	9,308,033
454,631	Hudson Pacific Properties, Inc.	3,023,296
74,291	Hyatt Hotels Corp., Class A	7,880,789
418,300	Independence Realty Trust, Inc.	5,885,481
1,039,635	Invitation Homes, Inc.	32,946,033
346,849	Kite Realty Group Trust	7,429,506
316,068	National Storage Affiliates Trust	10,031,998
800,659	Park Hotels & Resorts, Inc.	9,864,119
696,892	Piedmont Office Realty Trust, Inc., Class A	3,916,533
672,408	Prologis, Inc.	75,450,902
157,312	Public Storage	41,454,858
581,300	Retail Opportunity Investments Corp.	7,196,494
505,000	Rexford Industrial Realty, Inc.	24,921,750
463,873	Simon Property Group, Inc.	50,112,200
585,007	Spirit Realty Capital, Inc.	19,615,285
262,148	Sun Communities, Inc.	31,022,594
1,408,200	Sunstone Hotel Investors, Inc.	13,166,670
296,302	Ventas, Inc.	12,483,203
374,344	Welltower, Inc.	30,666,261

		621,717,505

	Total Common Stock (cost $1,306,304,182)	976,728,465

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2023.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

September 30, 2023

Shares		Market value
	Preferred Stock - 8.9%

	United States - 8.9%

245,403	Digital Realty Trust, Inc., Series J, 5.250%	$4,991,497
301,100	Digital Realty Trust, Inc., Series L, 5.200%	6,097,275
282,200	Federal Realty Investment Trust, Series C, 5.000%	5,652,466
405,900	National Storage Affiliates Trust, Series A, 6.000%	9,112,455
383,644	Pebblebrook Hotel Trust, Series E, 6.375%	7,669,044
541,950	Pebblebrook Hotel Trust, Series F, 6.300%	10,795,644
262,125	Pebblebrook Hotel Trust, Series G, 6.375%	5,161,241
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,042,560
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	5,629,580
265,000	Sunstone Hotel Investors, Inc., Series H, 6.125%	5,633,900

	Total Preferred Stock
	(cost $75,326,029)	63,785,662

	Total Investments - 145.7%
	(cost $1,381,630,211)	1,040,514,127

	Liabilities in Excess of Other Assets - (45.7)%	(326,208,579)

	Net Assets - 100.0%	$714,305,548

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	Non-income producing security.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2023.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

September 30, 2023

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2023.

Assets	Level 1	Level 2	Level 3	Total

INVESTMENT IN REAL ESTATE SECURITIES

Common Stock
Australia	$33,870,493	$–	$–	$33,870,493
Belgium	15,998,050	–	–	15,998,050
Canada	37,048,881	–	–	37,048,881
France	30,681,084	–	–	30,681,084
Germany	7,305,135	–	–	7,305,135
Hong Kong	51,958,037	–	–	51,958,037
Japan	67,794,043	–	–	67,794,043
Singapore	37,830,403	–	–	37,830,403
Spain	9,662,973	–	–	9,662,973
Sweden	9,135,995	–	–	9,135,995
Switzerland	11,089,317	–	–	11,089,317
United Kingdom	42,636,549	–	–	42,636,549
United States	621,717,505	–	–	621,717,505

Total Common Stock	976,728,465	–	–	976,728,465

Preferred Stock
United States	63,785,662	–	–	63,785,662

TOTAL INVESTMENT IN REAL ESTATE SECURITIES	$1,040,514,127	$–	$–	$1,040,514,127

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2023.